Warrant derivative liability (Warrant activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Warrant derivative liability
Number of Warrants, Outstanding at Beginning	518,575
Number of Warrants, Exercisable at Beginning	518,575
Number of Warrants, Exercised	(518,575)	298,914
Number of Warrants, Outstanding at Ending		518,575	817,489
Number of Warrants, Exercisable at Ending		518,575	817,489
Average Exercise Price, Outstanding at Beginning	$ 1.00
Average Exercise Price, Exercisable at Beginning	1.00
Average Exercise Price, Exercised	$ 1.00	$ 1.00
Average Exercise Price, Outstanding at Ending		1.00	$ 1.00
Average Exercise Price, Exercisable at Ending		$ 1.00	$ 1.00
Weighted Average Remaining Contractual Contractual Term in Years, Outstanding		3 months 3 days	1 year 3 months 3 days